Share capital (Details Narrative) - shares	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued on return to treasury shares	(9,098)
Shares issued on vesting of RSUs (in shares)	118,433	91,635
Shares for services	114,057
Sideqik [member]
IfrsStatementLineItems [Line Items]
Shares issued on return to treasury shares	9,098
Shares for services	114,057